NATURE OF OPERATIONS AND GOING CONCERN - Disclosure of subsidiaries (Details)			1 Months Ended	6 Months Ended	12 Months Ended
	Nov. 06, 2017	Nov. 07, 2011	Apr. 30, 2012	Feb. 29, 2020	Aug. 31, 2019
Platinum Group Metals (RSA) (Pty) Ltd. [Member]
Disclosure Of Nature Of Operations And Going Concern Line Items
Percentage ownership and voting power held				100.00%	100.00%
Mnombo Wethu Consultants (Pty) Limited [Member]
Disclosure Of Nature Of Operations And Going Concern Line Items
Percentage ownership and voting power held	49.90%	49.90%		49.90%	49.90%
Waterberg JV Resources (Pty) Ltd [Member]
Disclosure Of Nature Of Operations And Going Concern Line Items
Percentage ownership and voting power held			37.00%	37.05%	37.05%
Lion Battery Technologies Inc [Member]
Disclosure Of Nature Of Operations And Going Concern Line Items
Percentage ownership and voting power held				57.69%	57.69%